INVESTMENTS IN ASSOCIATES - Summarised balance sheet (Details) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Summarised balance sheet
Non-current assets	$ 6,080	$ 4,982	$ 4,982
Current assets	3,219	3,077	3,077
Non-current liabilities	(2,594)	(1,720)	(1,720)
Current liabilities	(1,564)	(1,465)	(1,465)
Net equity attributable to owners	5,141	4,874	4,874	$ 4,644	$ 3,958
Group's carrying amount of investment	$ 103	$ 105	$ 105
Number of associates | item	1	1	1
Bioventus
Summarised balance sheet
Non-current assets	$ 297	$ 296	$ 296
Current assets	183	149	149
Non-current liabilities	(241)	(234)	(234)
Current liabilities	(87)	(56)	(56)
Net assets	152	155	155
Non-controlling interest	(10)
Net equity attributable to owners	142	155	155
Group's share of net assets	70	76	76
Group adjustments	30	26	26
Group's carrying amount of investment	$ 100	$ 102	$ 102
Percentage of associate held	49.00%	49.00%	49.00%
Cash distribution received	$ 3	$ 2
Other associates
Summarised balance sheet
Group's carrying amount of investment	$ 3	$ 3	$ 3